Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000255432
Shareholder Report [Line Items]
Fund Name	CLOUGH HEDGED EQUITY ETF
Trading Symbol	CBLS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clough Hedged Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at +1 (888) 642-5231 or visit our website at www.cloughetfs.com for additional information.
Additional Information Phone Number	+1 (888) 642-5231
Additional Information Website	www.cloughetfs.com
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clough Hedged Equity ETF	$100	1.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call +1 (888) 642-5231 or visit www.cloughetfs.com for current month-end performance.
Line Graph [Table Text Block]
	Clough Hedged Equity ETF NAV	Bloomberg World All-Cap Equal Weight TR Index	Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD	Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Nov '20	10,000	10,000	10,000	10,000
Oct '21	13,106	12,780	10,014	11,342
Oct '22	11,702	9,626	10,056	9,910
Oct '23	9,398	10,193	10,498	10,450
Oct '24	12,668	12,662	11,012	11,955
Apr '25	13,567	12,458	11,232	11,980

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (Nov 12, 2020)
Clough Hedged Equity ETF NAV	17.72%	7.07%
Bloomberg World All-Cap Equal Weight TR Index	6.16%	5.05%
Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD	4.49%	2.64%
Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index	5.42%	4.13%

Past performance does not guarantee future results. Call +1 (888) 642-5231 or visit www.cloughetfs.com for current month-end performance.

Performance Inception Date	Nov. 12, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 41,207,135
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 277,604
InvestmentCompanyPortfolioTurnover	434.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$41,207,135
# of Portfolio Holdings	77
Portfolio Turnover Rate	434%
Total Advisory Fees Paid	$277,604

Holdings [Text Block]

SECTOR

(Expressed as % of Net Assets)

Value	Long Exposure	Short Exposure
Utilities	5.11%
Technology	19.12%	-6.08%
Real Estate		-3.03%
Other	1.17%
Money Market	4.27%
Materials	4.38%
Industrials	9.07%	-4.08%
Health Care		-4.21%
Financials	10.22%	-1.99%
Energy	11.50%	-0.95%
Consumer Staples	7.27%	-1.16%
Consumer Discretionary	15.69%	-13.41%
Communications	7.79%	-1.92%

REGIONAL EXPOSURE

(Expressed as % of Net Assets)

Value	Long Exposure	Short Exposure
Western Europe	14.69%	-1.06%
South & Central America	4.77%
North America	66.17%	-35.77%
Asia	9.96%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2025. The Fund acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund during the period ended April 30, 2025. The Fund acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
C000255433
Shareholder Report [Line Items]
Fund Name	CLOUGH SELECT EQUITY ETF
Trading Symbol	CBSE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clough Select Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at +1 (888) 642-5231 or visit our website at www.cloughetfs.com for additional information.
Additional Information Phone Number	+1 (888) 642-5231
Additional Information Website	www.cloughetfs.com
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clough Select Equity ETF	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call +1 (888) 642-5231 or visit www.cloughetfs.com for current month-end performance.
Line Graph [Table Text Block]
	Clough Select Equity ETF NAV	Bloomberg World All-Cap Equal Weight TR Index
Nov '20	10,000	10,000
Oct '21	14,772	12,780
Oct '22	11,973	9,626
Oct '23	10,623	10,193
Oct '24	15,869	12,662
Apr '25	15,316	12,458

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (Nov 12, 2020)
Clough Select Equity ETF NAV	12.57%	10.02%
Bloomberg World All-Cap Equal Weight TR Index	6.16%	5.05%

Performance Inception Date	Nov. 12, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 22,976,480
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 95,409
InvestmentCompanyPortfolioTurnover	465.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$22,976,480
# of Portfolio Holdings	37
Portfolio Turnover Rate	465%
Total Advisory Fees Paid	$95,409

Holdings [Text Block]

SECTOR

(Expressed as % of Net Assets)

Value	Value
Utilities	9.88%
Technology	20.04%
Money Market	0.83%
Materials	4.98%
Industrials	5.25%
Financials	11.41%
Energy	11.98%
Consumer Discretionary	19.80%
Communications	7.79%

REGIONAL EXPOSURE

(Expressed as % of Net Assets)

Value	Value
Western Europe	15.48%
South & Central America	5.64%
North America	57.95%
Asia	12.89%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2025.The Fund acquired all of the assets and liabilities of Clough Select Equity ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund during the period ended April 30, 2025.The Fund acquired all of the assets and liabilities of Clough Select Equity ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
C000242685
Shareholder Report [Line Items]
Fund Name	SRH REIT COVERED CALL ETF
Trading Symbol	SRHR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SRH REIT Covered Call ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhr for additional information.
Additional Information Phone Number	877-524-9155
Additional Information Email	SRHetfs@paralel.com
Additional Information Website	https://srhfunds.com/srhr
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH REIT Covered Call ETF	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhr for current month-end performance.
Line Graph [Table Text Block]
	SRH REIT Covered Call ETF	S&P 500 Total Return Index
Nov'23	10,000	10,000
Oct'24	12,642	13,658
Apr'25	11,945	13,421

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (November 1, 2023)
SRH REIT Covered Call ETF	7.89%	12.62%
S&P 500 Total Return Index	12.10%	21.73%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhr for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date	Nov. 01, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 48,845,418
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 191,223
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$48,845,418
# of Portfolio Holdings	26
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$191,223

Holdings [Text Block]

REIT SUBSECTOR

(Expressed as % of Total Investments)

Value	Value
Cash/Cash Equivalent	0.94%
Entertainment Facilities	2.89%
Retail REIT	3.26%
Gaming REIT	3.38%
Hotel REIT	4.77%
Self-storage REIT	6.34%
Infrastructure REIT	6.46%
Multi Asset Class REIT	7.20%
Specialty REIT	8.62%
Office REIT	8.70%
Industrial REIT	9.16%
Data Center REIT	11.53%
Health Care REIT	13.06%
Residential REIT	13.69%

Material Fund Change [Text Block]
C000237993
Shareholder Report [Line Items]
Fund Name	SRH U.S. QUALITY GARP ETF
Trading Symbol	SRHQ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SRH U.S. Quality GARP ETF (formerly known as SRH U.S. Quality ETF) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhq for additional information.
Additional Information Phone Number	877-524-9155
Additional Information Email	SRHetfs@paralel.com
Additional Information Website	https://srhfunds.com/srhq
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH U.S. Quality GARP ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhq for current month-end performance.
Line Graph [Table Text Block]
	SRH U.S. Quality GARP ETF	S&P 500 Total Return Index
Oct'22	10,000	10,000
Aug'23	11,729	12,078
Oct'23	10,908	11,260
Oct'24	14,617	15,541
Apr'25	13,974	15,271

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (October 4, 2022)
SRH U.S. Quality GARP ETF	7.04%	13.91%
S&P 500 Total Return Index	12.10%	17.91%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhq for current month-end performance.

Performance Inception Date	Oct. 04, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 154,634,853
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 281,160
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$154,634,853
# of Portfolio Holdings	59
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$281,160

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Cash/Cash Equivalent	0.22%
Telecommunications	1.53%
Retail & Wholesale - Staples	1.60%
Renewable Energy	1.63%
Retail & Wholesale - Discretionary	1.70%
Utilities	1.91%
Consumer Staple Products	3.34%
Materials	3.52%
Consumer Discretionary Products	4.67%
Tech Hardware & Semiconductors	5.43%
Industrial Products	6.70%
Media	6.78%
Financial Services	11.72%
Industrial Services	12.10%
Health Care	13.48%
Software & Tech Services	23.67%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2025. Effective February 28, 2025, the name of the Fund was changed from SRH U.S. Quality ETF to SRH U.S. Quality GARP ETF.

Material Fund Change Name [Text Block]	Effective February 28, 2025, the name of the Fund was changed from SRH U.S. Quality ETF to SRH U.S. Quality GARP ETF.
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund during the period ended April 30, 2025.
C000255835
Shareholder Report [Line Items]
Fund Name	THE OPAL INTERNATIONAL DIVIDEND INCOME ETF
Trading Symbol	IDVZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Opal International Dividend Income ETF for the period of December 26, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/idvz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/idvz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
The Opal International Dividend Income ETF	$27	0.75%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of December 26, 2024 (commencement of operations) to April 30, 2025. Such costs would be higher for a full reporting period.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/idvz/ for current month-end performance.
Line Graph [Table Text Block]
	The Opal International Dividend Income ETF	MSCI ACWI ex USA High Dividend Yield Index
Dec'24	10,000	10,000
Apr'25	11,290	11,388

Average Annual Return [Table Text Block]

TOTAL RETURN BASED ON A $10,000 INVESTMENT

.	Since Inception (December 26, 2024)
The Opal International Dividend Income ETF	12.90%
MSCI ACWI ex USA High Dividend Yield Index	13.88%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/idvz/ for current month-end performance.

Performance Inception Date	Dec. 26, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 74,132,531
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 121,339
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$74,132,531
# of Portfolio Holdings	46
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$121,339

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market	0.23%
Software & Tech Services	0.54%
Industrial Services	0.81%
Consumer Discretionary Products	0.96%
Financial Services	2.78%
Retail & Wholesale - Discretionary	2.90%
Media	3.18%
Materials	3.33%
Tech Hardware & Semiconductors	4.75%
Utilities	5.33%
Oil & Gas	6.12%
Retail & Wholesale - Staples	6.92%
Insurance	8.79%
Health Care	9.05%
Telecommunications	9.17%
Banking	16.73%
Consumer Staple Products	18.41%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Germany	0.54%
China	1.88%
Japan	1.95%
Denmark	2.12%
Canada	2.30%
Indonesia	2.35%
Philippines	2.50%
Taiwan	2.76%
United States	2.82%
Cayman Islands	2.90%
Australia	3.06%
Spain	3.45%
Italy	3.66%
Brazil	7.91%
Mexico	8.06%
Switzerland	9.70%
Netherlands	9.97%
France	12.87%
United Kingdom	19.20%

Material Fund Change [Text Block]
C000250805
Shareholder Report [Line Items]
Fund Name	TRUESHARES QUARTERLY BEAR HEDGE ETF
Trading Symbol	QBER
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Quarterly Bear Hedge ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/qber/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/qber/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bear Hedge ETF	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qber/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Quarterly Bear Hedge ETF	S&P 500 Total Return Index
Jun'24	10,000	10,000
Oct'24	10,032	10,493
Apr'25	10,059	10,310

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (June 28, 2024)
TrueShares Quarterly Bear Hedge ETF	0.59%
S&P 500 Total Return Index	3.10%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qber/ for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 124,790,546
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 438,738
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$124,790,546
# of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$438,738

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market	0.11%
Flex Options	0.75%
Treasury Bills	99.14%

Material Fund Change [Text Block]
C000250806
Shareholder Report [Line Items]
Fund Name	TRUESHARES QUARTERLY BULL HEDGE ETF
Trading Symbol	QBUL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Quarterly Bull Hedge ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/qbul/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/qbul/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bull Hedge ETF	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qbul/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Quarterly Bull Hedge ETF	S&P 500 Total Return Index
Jun'24	10,000	10,000
Oct'24	10,100	10,493
Apr'25	10,116	10,310

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (June 28, 2024)
TrueShares Quarterly Bull Hedge ETF	1.16%
S&P 500 Total Return Index	3.10%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qbul/ for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 57,373,665
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 203,186
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$57,373,665
# of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$203,186

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market	0.20%
Flex Options	0.73%
Treasury Bills	99.07%

Material Fund Change [Text Block]
C000256042
Shareholder Report [Line Items]
Fund Name	TRUESHARES SEASONALITY LADDERED BUFFERED ETF
Trading Symbol	ONEZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Seasonality Laddered Buffered ETF for the period of January 24, 2025 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/onez/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/onez/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Seasonality Laddered Buffered ETF	$5	0.19%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of January 24, 2025 (commencement of operations) to April 30, 2025. Such costs would be higher for a full reporting period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.19%
Expenses Short Period Footnote [Text Block]	The costs paid by the Fund reflect the period of January 24, 2025 (commencement of operations) to April 30, 2025. Such costs would be higher for a full reporting period.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/onez/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Seasonality Laddered Buffered ETF	S&P 500 Total Return Index
Jan'25	10,000	10,000
Apr'25	9,407	9,159

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (January 24, 2025)
TrueShares Seasonality Laddered Buffered ETF	-5.93%
S&P 500 Total Return Index	-8.41%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/onez/ for current month-end performance.

Performance Inception Date	Jan. 24, 2025
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 26,870,543
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 11,811
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$26,870,543
# of Portfolio Holdings	15
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$11,811

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market	0.62%
Exchange Traded Fund	99.38%

Material Fund Change [Text Block]